Financial Liabilities	12 Months Ended
Dec. 31, 2025
Financial Liabilities
Financial Liabilities

(19)Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost, except for the financial derivatives that are valued at fair value. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2025 and 2024 are as follow:

		Milllions of Euros
Financial liabilities	Reference	31/12/2025	31/12/2024
Non-current bonds	(a)	5,340	5,418
Senior secured debt	(b)	2,186	2,373
Other loans	(b)	32	53
Other non-current financial liabilities	(d)	732	853
Non-current financial derivatives	Note 30	1	—
Non-current lease liabilities	Note 8	969	1,025
Loan transaction costs		(169)	(232)
Total non-current financial liabilities		9,091	9,491

Current bonds	(a)	127	115
Senior secured debt	(b)	23	24
Other loans	(b)	137	292
Other current financial liabilities	(d)	150	123
Current financial derivatives	Note 30	4	6
Current lease liabilities	Note 8	113	117
Loan transaction costs		(1)	(1)
Total current financial liabilities		552	676

a)Senior Notes

Detail of Senior Notes at 31 December 2025 is as follows:

	Millions of Euros
	Issuance date		Company		Nominal value	Currency	Annual coupon	Maturity
Unsecured senior notes	5/10/2021	(1)	Grifols, S.A.	(2)	1,400	Euros	3.875%	2028
	5/10/2021	(1)	Grifols, S.A.	(2)	705	US Dollars	4.750%	2028

Secured senior notes	15/11/2019	(1)	Grifols, S.A.		770	Euros	2.250%	2027
	30/4/2024	(1)	Grifols, S.A.		1,000	Euros	7.500%	2030
	4/6/2024	(1)			300
	19/12/2024	(1)	Grifols, S.A.		1,300	Euros	7.125%	2030

(1)Listed on the Euronext Global Exchange Market of the Irish Stock Exchange (ISE)

(2)As a result of the merger between Grifols Escrow Issuer, S.A. and Grifols, S.A. in the fiscal year 2023 (see note 2).

New Debt Issuances in 2024

On April 30, 2024, Grifols, S.A. closed the issuance of senior secured corporate notes (Senior Secured Notes) amounting to Euros 1,000 million. Subsequently, on June 4, 2024, an additional private placement of senior secured notes amounting to Euros 300 million was completed. Both placements mature in May 2030 and bear an annual coupon of 7.5%, having the same economic terms and benefiting from the same personal garantees and in rem security as the senior secured notes issued on November 15, 2019. These notes have customary change of control protection in respect of the issuer. The funds obtained were used to repay the senior unsecured notes (“Grifols Senior Unsecured Notes”) maturing in May 2025 amounting Euros 1,000 million and to partially repay (for an amount of Euros 300 million) the Group’s revolving credit facility of the Group’s Credit and Guaranty Agreement originally dated November 15, 2019 (the “Credit Agreement”) (note 19(b)).

Additionally, during 2025, the Group carried out certain actions related to this financing structure. Specifically, on November 12, 2025, with the support of nearly 95% of the bondholders, the proposed amendment to the indenture governing this bond issuance was approved. This amendment enabled the alignment of certain provisions of the 7.5% notes and their governing agreement with those applicable to the 7.125% senior secured notes due 2030, which were issued subsequently by the Group.

On December 19, 2024, Grifols, S.A. closed the issuance of senior secured corporate notes (Senior Secured Notes) amounting Euros 1,300 million, maturing in May 2030 and bearing an annual coupon of 7.125%. These notes also have customary change of control protection and in addition they have an special redemption feature during the call protection period (“non-call period”) allowing for a favorable redemption price versus the make-whole cost during such non-call period. The net funds obtained from such issuance were used, together with available cash, to: (i) fully repay the Senior Secured Notes (“Senior Secured Notes”) of Grifols, S.A. maturing in February 2025, for an amount of Euros 343 million; and (ii) fully clean-down the amount drawn under the revolving credit facility of the Credit Agreement (note 19(b)).

Details of movement in the Senior Notes at a 31 December 2025 are as follows:

	Millions of Euros
	Operating				Operating
	outstanding				outstanding
	balance at			Exchange	balance at
	01/01/2025	Issuance	Cancellation	differences	31/12/2025
Senior secured corporate notes 2019	740	—	—	—	740
Senior unsecured corporate notes Euros 2021	1,400	—	—	—	1,400
Senior unsecured corporate notes US Dollars 2021	679	—	—	(79)	600
Senior secured corporate notes 2024	2,600	—	—	—	2,600
	5,418	—	—	(79)	5,340

Details of movement in the Senior Notes at 31 December 2024 are as follows:

	Millions of Euros
	Operating				Operating
	outstanding				outstanding
	balance at			Exchange	balance at
	01/01/2024	Issuance	Cancellation	differences	31/12/2024
Senior unsecured corporate notes 2017	1,000	—	(1,000)	—	—
Senior secured corporate notes 2019	1,577	—	(838)	—	740
Senior unsecured corporate notes Euros 2021	1,400	—	—	—	1,400
Senior unsecured corporate notes US Dollars 2021	638	—	—	41	679
Senior secured corporate notes 2024	—	2,600	—	—	2,600
	4,615	2,600	(1,838)	41	5,418

At 31 December 2025 and 2024 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Issuance date	5/5/2025	4/5/2024
Maturity date	5/5/2026	4/5/2025
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	4.25%	5.00%
Promissory Notes subscribed	77	77
Buy-backs or redemptions	—	(3)
Interest pending accrual	(1)	(1)

b)Loans and borrowings

Details of loans and borrowings at 31 December 2025 and 2024 are as follows:

					Millions of Euros
					31/12/2025		31/12/2024
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360	852	1,360	857
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	2,344	1,334	2,344	1,516
Total senior debt					3,704	2,186	3,704	2,373

EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85	11	85	21
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	85	21	85	32
Total EIB Loan					170	32	170	53

Revolving Credit	US Dollars	SOFR + 2.50%	15/11/2019	15/11/2025	—	—	415	—
Revolving Credit Renewed	US Dollars	SOFR + 3.00%	19/12/2024	30/5/2027	798	—	864	—
Total Revolving Credit					798	—	1,278	—

Loan transaction costs					—	(59)	—	(88)
Non-current loans and borrowings					4,672	2,159	5,152	2,338

					Millions of Euros
					31/12/2025		31/12/2024
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	8	(*)	8
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	(*)	15	(*)	17
Total senior debt					—	23	—	24

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	—	(*)	10
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	11	(*)	11
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	(*)	11	(*)	11
Total EIB Loan					—	21	—	31

Revolving Credit Renewed	US Dollars	SOFR + 3.00%	19/12/2024	30/5/2027	(*)	2	(*)	—

Other current loans		0.10% - Euribor + 7.9%			—	114	277	261
Loan transaction costs					—	—	—	—
Current loans and borrowings					—	160	277	316

(*) See amount granted under non-current debt.

Current loans and borrowings include accrued interest amounting to Euros 13 million at 31 December 2025 (Euros 26 million at 31 December 2024).

Between 2015 and 2018, the Group arranged three long-term loans with the European Investment Bank totaling Euros 270 million (divided into two loans of Euros 85 million and one loan of Euros 100 million, the latter maturing in the current financial year) to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. At 31 December 2025 the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 53 million (Euros 85 million at 31 December 2024).

“Other current loans” included in 2024 a secured loan from the Group company Biotest, AG with an original term of 5 years until 2024. The total volume amounted to Euros 240 million, divided into two Term Facilities (B1 and B2) of Euros 225 million and a Revolving Credit Facility of Euros 15 million. As of December 31, 2025 and 2024, said loan was fully repaid in accordance with its maturity.

Additionally, it is relevant to mention that in 2024 the funds obtained from the sale transaction of Shanghai RAAS were used to amortize, on a pro-rata basis, the Senior Debt Tranche B maturing in 2027 and the Senior Secured Bonds (“Senior Secured Notes”) maturing in 2025. The prepayments were made towards next eight installments and the remainder was applied pro-rata against the remaining installments.

Senior Secured debt

The Senior Secured debt consists of an eight-year loan divided into two tranches: Tranche B in US Dollar and Tranche B in Euros. The terms and conditions of both tranches are as follows:

●	Tranche B in US Dollar:
●	Original principal amount of US Dollars 2,500 million.
●	Applicable margin of 200 basis points (bp) pegged to SOFR.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.
●	Tranche B in Euros:
●	Original principal amount of Euros 1,360 million.
●	Applicable margin of 225 basis points (bp) pegged to Euribor.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.

Details of Tranche B by maturity at 31 December 2025 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Millions	Principal in		Principal in Millions of
	Currency	of US Dollars	Millions of Euros	Currency	Euros
Maturity
2026	US Dollars	8	7	Euros	5
2027	US Dollars	1,567	1,334	Euros	852
Total		1,575	1,341		857

The borrowers of the total Senior secured debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

Revolving credit facility

On 11 December 2024, and in relation to the Multicurrency Revolving Credit Facility (RCF), it was reported that the amount was increased from US Dollar 1,000 million to US Dollar 1,279 million until November 2025.

On 23 December 2024, and in relation to the Multicurrency Revolving Credit Facility (RCF), it was reported an 18- month extension of most of its current amount (the “RCF Extension”), with a new maturity in May 2027 and an amount of US Dollar 864 million. Following the extension of the Multicurrency Revolving Credit Facility (RCF), the financial expenses associated with the facility remain unchanged. Thereafter, on February 21, 2025 further commitments from banks were signed, increasing the RCF for an amount of US Dollar 74 million.

Following the extension of the Multicurrency Revolving Credit Facility (RCF), the finance costs associated with the facility remain consistent with the prior terms.

Movement in the Revolving Credit Facility is as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Drawn opening balance	—	360
Drawdowns	1,276	1,340
Repayments	(1,277)	(1,723)
Translation differences	1	22
Drawn closing balance	—	—

c)Covenants

Restricted Covenants

The outstanding notes issuances and the Credit Agreement include customary restricted covenants, including the following:

●	Customary restrictive covenants, subject to negotiated exceptions in line with market practice, mainly including: (i) restrictions on distributing dividends or making certain restricted payments or investments; (ii) limitations on incurring additional indebtedness, providing guarantees on debt, or issuing equity classified as disqualified stock; (iii) restrictions on creating liens on assets.
●	Customary events of default.
●	Customary Pari-passu clauses, under which the senior secured notes and senior secured loans have the same ranking and seniority ahead of other unsecured and subordinated debt.
●	Customary early redemption option within our fixed rate instruments, subject to a call price schedule that declines rateably to par as from year 5.
●	Customary changes of control protection; which, if triggered, will result in the need to repay or refinance the Group’s senior indebtedness represented by the Credit and Guaranty Agreement, the Senior Notes and the EIB Finance Contracts.

Likewise, both the Grifols bond issuances and the Credit Agreement include a recurring financial obligation requiring certain subsidiaries of the Group to accede to the Credit Agreement and the bond issuances as personal guarantors, such that the EBITDA of the borrower/issuer, together with that of the guarantors, represents at least 60% of the Consolidated Adjusted EBITDA of the entire Group.

The guarantor entities are Grifols S.A., Grifols Worldwide Operations Limited, Grifols Biologicals LLC, Grifols Shared Services North America, Inc., Grifols Therapeutics LLC, Instituto Grifols S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, LLC, Grifols International, S.A. and Grifols Biotest Holdings GmbH. In this regard, the Group periodically monitors compliance with this percentage and, as of year-end 2025 and 2024, it stood at 77% and 70.9%, respectively.

Additionally, the Credit Agreement includes as its sole recurring financial covenant the maximum leverage ratio (“Leverage Ratio”), calculated as the ratio between Consolidated Net Total Debt and Consolidated Adjusted EBITDA for the previous four quarters, in both cases calculated in accordance with the terms of the Credit Agreement. The value of this Leverage Ratio may not exceed 7.00:1.00, but compliance will only be required if, on the last day of the calendar quarter, the amount in U.S. dollars drawn under the Revolving Credit Facility of the Credit Agreement exceeds 40% of its maximum available amount. As of 31 December 2025 and 2024, given that there have been no drawings under the Revolving Credit Facility, the covenant compliance clause relating to the Leverage Ratio was not applicable.

As of December 31, 2025 and 2024, the Group is in compliance with the customary restricted covenants included in the financing agreements.

d)Other financial liabilities

Details of other financial liabilities at 31 December 2025 and 2024 are as follows:

		Millions of Euros
Other financial liabilities	Reference	31/12/2025	31/12/2024
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	665	802
Non-current preferential loans		20	6
Other non-current financial liabilities	(ii)	47	45
Transaction costs		(35)	(42)
Total other non-current financial liabilities		697	810

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	73	85
Current preferential loans		1	1
Other current financial liabilities		76	37
Total other current financial liabilities		150	123

(i)Debt with GIC – Singapore sovereign wealth fund

In November 2021 approval was received from the pertinent authorities to close the agreement with GIC (Sovereign Fund of Singapore), announced in June 2021, whereby the Group received an amount of US Dollars 990 million in exchange for 10 ordinary Class B shares in Biomat USA and nine ordinary Class B shares in a new sub-holding, Biomat Newco, created for this purpose.

The main terms and conditions of the agreement with GIC were:

●	The distribution of annual preferential dividends to GIC equivalent to US Dollar 4 million per share, following majority approval of the Board of Directors of Biomat USA and Biomat Newco;
●	The redemption right with respect to Class B stock for US Dollars 52 million per share, is subject to unilateral approval of the Class B stockholders (with one share annually redeemable starting as of 31 December 2024). At 31 December 2025 a total of three shares have been redeemed (two at 31 December 2024).
●	From 1 December 2036, holders of Class B shares of Biomat USA will have the right to request Biomat USA to redeem up to the total of the Class B shares they hold at a value of US Dollars 52,105,263.16 per share. Class B shareholders of Biomat Newco will have the same right with respect to Biomat Newco.
●	In the event that the dividends or the annual redemption at Biomat USA or Biomat NewCo, where applicable, is not approved, is partially paid, or is otherwise not paid, GIC holds the right to obtain in exchange thereof an undetermined number of shares among the following alternatives (i) an additional number of shares in Biomat USA, in lieu of the non-payment occurred at Biomat USA, (ii) an additional number of shares in Biomat NewCo, in lieu of the non-payment occurred at Biomat NewCo; or (iii) a number of ADRs of Grifols S.A. in lieu of either (i) or (ii).
●	Grifols holds the right to redeem all of the Class B stock from the fifth year onwards;
●	In the event of liquidation of Biomat USA and Biomat Newco, GIC shall have the right to the preferential liquidation of US Dollars 52 million per share, but shall not have any rights over the liquidation of net assets of these companies.

At 31 December 2025, current debt with GIC includes Euros 29 million of accrued interests plus Euros 44 million related to the share redemption right (Euros 34 million of accrued interests plus Euros 47 million related to the share redemption right at 31 December 2024).

Grifols did not have the discretional right to avoid payment in cash and therefore, the instrument is recorded as a financial liability.

The Group does not lose control of Biomat USA and continues overseeing all aspects of the Biomat Group’s administration and operations.

(ii)Other non-current and current financial liabilities

At 31 December 2025, “Other non-current financial liabilities” include mainly an unsecured long-term loan in the amount of Euros 46 million corresponding to Biotest, AG, a company acquired by the Group on 25 April 2022 (Note 3) (Euros 44 million at 31 December 2024).

At 31 December 2025, “other current financial liabilities” include mainly distributor commission liabilities of Euros 14 million corresponding to Biotest, AG (Euros 23 million at 31 December 2024). Additionally, this caption includes the acquisition price of the six Group 4 Centers arising from the Collaboration Agreement with Immunotek, the payment of which has been deferred until January 2, 2026, as well as the interest accrued through the end of fiscal year 2025 (Note 3).

Details of the maturity of other financial liabilities are as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Maturity at:
Up to one year	150	123
Two years	48	52
Three years	45	51
Four years	45	51
Five years	89	95
Over five years	470	562
	847	934

e)Changes in liabilities derived from financing activities

	Millions of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2023		4,692	4,042	1,017	1,006	10,757
New financing		113	1,506	—	5	1,624
Refunds		(122)	(1,172)	(116)	(58)	(1,468)
Interest accrued		177	352	40	86	655
Other movements		—	—	184	3	187
Interest paid/received		(148)	(308)	—	(73)	(529)
Business combinations	Note 3	—	—	—	2	2
Foreign exchange differences		(30)	(96)	(14)	(32)	(172)
Balance at 31 December 2023		4,682	4,324	1,111	939	11,056
New financing		2,616	1,340	—	(7)	3,949
Refunds		(1,957)	(3,241)	(111)	(50)	(5,359)
Interest accrued		228	399	49	70	746
Other movements		—	—	49	3	52
Interest paid/received		(182)	(317)	—	(72)	(571)
Foreign exchange differences		42	151	43	58	294
Balance at 31 December 2024		5,429	2,656	1,141	941	10,167
New financing (*)		75	1,276	—	9	1,360
Refunds		(76)	(1,427)	(119)	(47)	(1,669)
Interest accrued		315	203	54	68	640
Other movements		—	—	118	46	164
Interest paid/received		(279)	(188)	—	(65)	(532)
Foreign exchange differences		(74)	(201)	(112)	(100)	(487)
Balance at 31 December 2025		5,390	2,319	1,082	852	9,643

(*) Includes transaction costs